Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
			Average Summary
	Summary		Compensation	Average		Peer Group
	Compensation	Compensation	Table Total for	Compensation	Total	Total
Fiscal	Table Total For	Actually Paid	Non-PEO NEOs	Actually Paid Non-	Shareholder	Shareholder	Net Income	EBITDA(6)
Year	PEO ($)(1)	to PEO ($)(2)	($)(3)	PEO NEOs ($)(4)	Return (TSR)	Return(5)	($ in millions)	($ in millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2020	5,477,333	15,959,815	1,966,849	4,478,273	143	112	193.1	423.7
2021	5,957,058	18,441,621	2,131,642	5,339,084	229	151	927.4	1,350.3
2022	6,027,870	838,314	2,076,267	719,551	162	108	1,063.9	1,526.2
2023	6,165,815	18,796,575	2,080,781	5,304,691	288	136	297.1	516.7
2024	6,146,934	12,582,624	2,147,773	3,712,399	358	143	476.4	738.9
(1)	The dollar amounts reported are the amounts of total compensation reported in the Summary Compensation Table (“SCT”) for our CEO (“Principal Executive Officer” or “PEO”).
(2)

The dollar amounts reported represent the amount of CAP for the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to an executive during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2020	5,477,333	2,662,521	362,244	13,411,142	96,105	15,959,815
2021	5,957,058	3,184,092	112,142	15,679,416	101,381	18,441,621
2022	6,027,870	3,341,181	—	(1,978,185)	129,810	838,314
2023	6,165,815	3,237,822	196,171	15,988,677	76,076	18,796,575
2024	6,146,934	3,299,485	52,827	9,670,679	117,323	12,582,624
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. For 2024, continued share price appreciation drove a positive equity award adjustment. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change
	Fair Value of	Fair Value of Outstanding	in Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2020	6,279,437	7,257,784	(126,079)	13,411,142
2021	6,804,516	7,725,233	1,149,667	15,679,416
2022	1,981,115	(4,447,058)	487,758	(1,978,185)
2023	8,918,914	7,009,449	60,314	15,988,677
2024	5,789,183	3,493,546	387,950	9,670,679

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2023 and 2024, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Rusty K. Rolfe; and (ii) for 2021 and 2020, Joel M. Wine, Ronald J. Forest, Peter T. Heilmann, and John P. Lauer.

(4)

The dollar amounts reported represent the average amount of CAP for the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2020	1,966,849	753,591	83,785	3,311,416	37,384	4,478,273
2021	2,131,642	878,384	28,243	4,075,589	38,480	5,339,084
2022	2,076,267	891,106	—	(512,818)	47,208	719,551
2023	2,080,781	809,446	86,829	4,087,803	32,383	5,304,691
2024	2,147,773	825,046	103,743	2,443,887	49,528	3,712,399
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. For 2024, continued share price appreciation drove a positive equity award adjustment. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change in
	Fair Value of	Fair Value of Outstanding	Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2020	1,777,310	1,596,777	(62,671)	3,311,416
2021	1,877,186	1,937,980	260,423	4,075,589
2022	528,368	(1,140,610)	99,424	(512,818)
2023	2,229,738	1,842,615	15,450	4,087,803
2024	1,447,645	896,160	100,082	2,443,887

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.
(5)	S&P Transportation Select Industry Index
(6)	See Exhibit B for a reconciliation of net income to EBITDA.

Company Selected Measure Name	EBITDA(6)
Named Executive Officers, Footnote
(3)

The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding our CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, 2023 and 2024, Joel M. Wine, Peter T. Heilmann, John P. Lauer, and Rusty K. Rolfe; and (ii) for 2021 and 2020, Joel M. Wine, Ronald J. Forest, Peter T. Heilmann, and John P. Lauer.

Peer Group Issuers, Footnote
(5)	S&P Transportation Select Industry Index

PEO Total Compensation Amount	$ 6,146,934	$ 6,165,815	$ 6,027,870	$ 5,957,058	$ 5,477,333
PEO Actually Paid Compensation Amount	$ 12,582,624	18,796,575	838,314	18,441,621	15,959,815
Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported represent the amount of CAP for the PEO, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to an executive during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to total compensation to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2020	5,477,333	2,662,521	362,244	13,411,142	96,105	15,959,815
2021	5,957,058	3,184,092	112,142	15,679,416	101,381	18,441,621
2022	6,027,870	3,341,181	—	(1,978,185)	129,810	838,314
2023	6,165,815	3,237,822	196,171	15,988,677	76,076	18,796,575
2024	6,146,934	3,299,485	52,827	9,670,679	117,323	12,582,624
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. For 2024, continued share price appreciation drove a positive equity award adjustment. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change
	Fair Value of	Fair Value of Outstanding	in Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2020	6,279,437	7,257,784	(126,079)	13,411,142
2021	6,804,516	7,725,233	1,149,667	15,679,416
2022	1,981,115	(4,447,058)	487,758	(1,978,185)
2023	8,918,914	7,009,449	60,314	15,988,677
2024	5,789,183	3,493,546	387,950	9,670,679

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 2,147,773	2,080,781	2,076,267	2,131,642	1,966,849
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,712,399	5,304,691	719,551	5,339,084	4,478,273
Adjustment to Non-PEO NEO Compensation Footnote
(4)

The dollar amounts reported represent the average amount of CAP for the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. CAP includes year-over-year changes in the value of unvested equity awards, and therefore may not reflect the value ultimately realized upon vesting of the awards. In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the CAP:

		Less SCT	Less SCT	Plus CAP	Plus CAP
	SCT	Stock	Pension	Equity	Pension	Compensation
	Total	Awards	Value	Adjustment	Adjustment	Actually Paid
Year	($)	($)(a)	($)(b)	($)(c)	($)(d)	($)
2020	1,966,849	753,591	83,785	3,311,416	37,384	4,478,273
2021	2,131,642	878,384	28,243	4,075,589	38,480	5,339,084
2022	2,076,267	891,106	—	(512,818)	47,208	719,551
2023	2,080,781	809,446	86,829	4,087,803	32,383	5,304,691
2024	2,147,773	825,046	103,743	2,443,887	49,528	3,712,399
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	Represents change in actuarial present value of defined benefit retirement plans for the covered fiscal year.
(c)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. For 2024, continued share price appreciation drove a positive equity award adjustment. The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year-End	Year Over Year Change in	Change in
	Fair Value of	Fair Value of Outstanding	Fair Value of Equity
	Equity Awards	and Unvested	Awards Granted in	Total Equity
	Granted	Equity Awards	Prior Years that Vested	Award
	During the Year	Granted in Prior Years	in the Year(e)	Adjustments
Year	($)	($)	($)	($)
2020	1,777,310	1,596,777	(62,671)	3,311,416
2021	1,877,186	1,937,980	260,423	4,075,589
2022	528,368	(1,140,610)	99,424	(512,818)
2023	2,229,738	1,842,615	15,450	4,087,803
2024	1,447,645	896,160	100,082	2,443,887

(d)	Represents defined benefit retirement plan service cost attributed to services rendered during the covered fiscal year.
(e)	Represents change in fair value from prior year end to vesting date.

Compensation Actually Paid vs. Total Shareholder Return	* Cumulative value of $100 invested in Matson common stock on December 31, 2019, including reinvestments of dividends
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Cumulative Five-Year Total Shareholder Return Matson, Inc. and S&P Transportation Select Industry Index
Tabular List, Table
●	EBITDA
●	Individual Performance Goals
●	Relative TSR
●	ROIC

Total Shareholder Return Amount	$ 358	288	162	229	143
Peer Group Total Shareholder Return Amount	143	136	108	151	112
Net Income (Loss)	$ 476,400,000	$ 297,100,000	$ 1,063,900,000	$ 927,400,000	$ 193,100,000
Company Selected Measure Amount	738,900,000	516,700,000	1,526,200,000	1,350,300,000	423,700,000
PEO Name	Matthew J. Cox
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description
(6)	See Exhibit B for a reconciliation of net income to EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name	Individual Performance Goals
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (52,827)	$ (196,171)		$ (112,142)	$ (362,244)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,323	76,076	$ 129,810	101,381	96,105
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,299,485)	(3,237,822)	(3,341,181)	(3,184,092)	(2,662,521)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,670,679	15,988,677	(1,978,185)	15,679,416	13,411,142
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,789,183	8,918,914	1,981,115	6,804,516	6,279,437
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,493,546	7,009,449	(4,447,058)	7,725,233	7,257,784
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,950	60,314	487,758	1,149,667	(126,079)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,743)	(86,829)		(28,243)	(83,785)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,528	32,383	47,208	38,480	37,384
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(825,046)	(809,446)	(891,106)	(878,384)	(753,591)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,443,887	4,087,803	(512,818)	4,075,589	3,311,416
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,447,645	2,229,738	528,368	1,877,186	1,777,310
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	896,160	1,842,615	(1,140,610)	1,937,980	1,596,777
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 100,082	$ 15,450	$ 99,424	$ 260,423	$ (62,671)